Investment securities and other investments (Tables)	12 Months Ended
Dec. 31, 2023
Investment securities and other investments
Summary of investment securities and other investments

	As of December 31
	2022	2023
	RMB	RMB

Listed equity securities	6,725,766	8,573,605
Debt investments under fair value option	822,942	1,978,098
Equity investments accounted for using Measurement Alternative method	580,152	466,247
Debt investments stated at amortized cost	261,797	68,458
Total	8,390,657	11,086,408

Summary of listed equity securities and other investments under fair value option

	As of December 31, 2022
		Cumulative	Cumulative	Foreign
		gross	gross	currency
		unrealized	unrealized	translation	Fair
	Cost	gains	losses	adjustments	Value
	RMB	RMB	RMB	RMB	RMB
Listed equity securities	7,561,289	—	(1,067,079)	231,556	6,725,766
— Investee A	600,000	—	(206,442)	—	393,558
— Investee B (i)	6,518,202	—	(648,302)	198,536	6,068,436
— Others	443,087	—	(212,335)	33,020	263,772
Debt investments under FVO	811,531	17,610	—	(6,199)	822,942
— Debt investments under fair value option	811,531	17,610	—	(6,199)	822,942
Total	8,372,820	17,610	(1,067,079)	225,357	7,548,708

	As of December 31, 2023
		Cumulative	Cumulative	Foreign
		gross	gross	currency
		unrealized	unrealized	translation	Fair
	Cost	gains	losses	adjustments	Value
	RMB	RMB	RMB	RMB	RMB
Listed equity securities	9,189,534	—	(852,415)	236,486	8,573,605
— Investee A	600,000	—	(215,227)	—	384,773
— Investee B (i)	4,729,687	—	(311,250)	290,853	4,709,290
—XPeng (ii)	3,268,546	—	(219,663)	(43,637)	3,005,246
— Others	591,301	—	(106,275)	(10,730)	474,296
Debt investments under FVO	1,940,665	31,206	—	6,227	1,978,098
— Investment in Kargobot’s shares	528,709	—	—	—	528,709
— Debt investments under fair value option	1,411,956	31,206	—	6,227	1,449,389
Total	11,130,199	31,206	(852,415)	242,713	10,551,703

(i) Investment in Investee B